Investments: Investments Classified by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Amortized Cost	$ 10,100	$ 10,650
Debt securities, available for sale, at fair value	9,368	10,667
Residential Mortgage Backed Securities
Debt Securities, Available-for-sale, Amortized Cost	1,355	1,598
Debt securities, available for sale, at fair value	1,413	1,713
Debt Securities
Debt Securities, Available-for-sale, Amortized Cost	10,100	10,650
Debt securities, available for sale, at fair value	9,368	$ 10,667
Due after ten years
Debt Securities, Available-for-sale, Amortized Cost	8,745
Debt securities, available for sale, at fair value	$ 7,955